Income Taxes (Detail)	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Successor [Member]
Income Tax Disclosure [Line Items]
Effective Tax Rate	0.00%	57.80%	17.00%	5.70%	17.00%